Stockholders' equity - Stock options - Assumptions (Details)	12 Months Ended
Dec. 31, 2024 $ / shares
Placement agent warrants | June 2024 Offering
Stock-based compensation
Weighted average fair value	$ 30.03
Expected stock price volatility	140.00%
Expected term (years)	2 years 1 month 6 days
Risk free interest rate	4.63%
Placement agent contingent warrants | June 2024 Offering
Stock-based compensation
Weighted average fair value	$ 37.73
Expected stock price volatility	127.00%
Expected term (years)	5 years 8 months 12 days
Risk free interest rate	4.31%
Stock options
Stock-based compensation
Weighted average fair value	$ 39.93
Expected stock price volatility	82.90%
Expected term (years)	5 years
Risk free interest rate	3.54%